DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                             ----------------------

                            DWS Strategic Income VIP

The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio.


Gary Sullivan, CFA                        Matthew F. MacDonald
Director of Deutsche Asset Management     Director of Deutsche Asset
and Portfolio Manager of the portfolio.   Management and Portfolio Manager of
o   Joined Deutsche Asset Management      the portfolio.
    in 1996 and the portfolio in 2006.    o   Joined Deutsche Asset Management
    Served as head of the High Yield          and the portfolio in 2006 after
    group in Europe and as an Emerging        14 years of fixed income
    Markets portfolio manager.                experience at Bank of America
o   Prior to that, four years at              Global Structured Products and
    Citicorp as a research analyst and        PPM America, Inc., where he was
    structurer of collateralized              portfolio manager for public
    mortgage obligations. Prior to            fixed income, including MBS,
    Citicorp, served as an officer in         ABS, CDOs and corporate bonds;
    the US Army from 1988 to 1991.            earlier, as an analyst for MBS,
o   BS, United States Military Academy        ABS and money markets; and
    (West Point); MBA,                        originally, at Duff & Phelps
    New York University, Stern School         Credit Rating Company.
    of Business.                          o   Portfolio Manager for Retail
                                              Mortgage Backed Securities: New
William Chepolis, CFA                         York.
Managing Director of Deutsche Asset       o   BA, Harvard University; MBA,
Management and Portfolio Manager of           University of Chicago Graduate
the portfolio.                                School of Business.
o   Joined Deutsche Asset Management
    in 1998 after 13 years of             Thomas Picciochi
    experience as vice president and      Director of Deutsche Asset
    portfolio manager for Norwest         Management and Portfolio Manager of
    Bank, where he managed the bank's     the portfolio.
    fixed income and foreign exchange     o   Senior portfolio manager for
    portfolios.                               Quantitative strategies: New
o   Portfolio Manager for Retail              York.
    Mortgage Backed Securities: New       o   Joined Deutsche Asset Management
    York.                                     in 1999, formerly serving as
o   Joined the portfolio in 2002.             portfolio manager for Absolute
o   BIS, University of Minnesota.             Return Strategies, after 13
                                              years of experience in various
                                              research and analysis positions
                                              at State Street Global Advisors,
                                              FPL Energy, Barnett Bank, Trade
                                              Finance Corporation and Reserve
                                              Financial Management.
                                          o   Joined the portfolio in 2007.
                                          o   BA and MBA, University of Miami.







               Please Retain This Supplement for Future Reference


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

January 23, 2007
VS2-SI